Consolidated statements of financial position	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Current assets
Cash and cash equivalents (Note 13)	$ 6,171,157	$ 3,155,750
Gold in trust (Note 8)		1,491,281
Accounts receivable and prepaid expenses (Note 4)	331,736	293,952
Current assets	6,502,893	4,940,983
Non-current assets
Deposits	17,367	17,367
Right-of-use assets (Note 5)	127,153	228,875
Property and equipment (Note 6)	45,924	6,594,399
Exploration and evaluation assets (Note 7)	1	1
Non current assets	190,445	6,840,642
TOTAL ASSETS	6,693,338	11,781,625
Current liabilities
Trade and other payables (Note 11 (a))	463,186	424,465
Current portion of lease liabilities (Note 5)	128,766	113,981
Current liabilities	591,952	538,446
Non-current liabilities
Long-term portion of lease liabilities (Note 5)	34,358	163,124
Gold loan payable (Note 8)		8,128,263
Non current liabilities	34,358	8,291,387
Total liabilities	626,310	8,829,833
EQUITY
Share capital (Note 10)	141,104,844	141,040,654
Reserves (Note 10)	23,418,523	23,356,523
Deficit	(158,456,339)	(161,445,385)
Total equity	6,067,028	2,951,792
TOTAL EQUITY AND LIABILITIES	$ 6,693,338	$ 11,781,625